John Hancock

Fundamental Large Cap Value Fund

Quarterly portfolio holdings 4/30/19

Fund’s investments

As of 4-30-19 (unaudited)

	Shares	Value
Common stocks 99.7%		$120,110,726
(Cost $96,564,401)

Communication services 6.3%		7,596,284

Entertainment 1.5%
The Walt Disney Company	13,419	1,838,000

Interactive media and services 2.1%
Alphabet, Inc., Class A (A)	2,120	2,541,795

Media 2.7%
Comcast Corp., Class A	46,695	2,032,633
Fox Corp., Class A (A)	15,046	586,644
Fox Corp., Class B (A)	15,512	597,212

Consumer discretionary 9.0%		10,799,921

Household durables 4.9%
Lennar Corp., A Shares	89,937	4,679,422
Tempur Sealy International, Inc. (A)	19,627	1,205,098

Internet and direct marketing retail 2.1%
eBay, Inc.	65,640	2,543,550

Specialty retail 2.0%
AutoZone, Inc. (A)	853	877,148
Group 1 Automotive, Inc.	19,087	1,494,703

Consumer staples 8.1%		9,749,360

Beverages 6.2%
Anheuser-Busch InBev SA, ADR	22,752	2,023,563
Heineken Holding NV	32,941	3,353,524
PepsiCo, Inc.	16,628	2,129,215

Food products 1.9%
Danone SA	27,734	2,243,058

Energy 9.1%		10,980,758

Energy equipment and services 2.3%
Baker Hughes, a GE Company	69,851	1,677,821
National Oilwell Varco, Inc.	44,185	1,154,996

Oil, gas and consumable fuels 6.8%
Chevron Corp.	25,756	3,092,265
Kinder Morgan, Inc.	171,466	3,407,029
Suncor Energy, Inc.	49,959	1,648,647

Financials 26.5%		31,965,786

Banks 15.0%
Bank of America Corp.	180,381	5,516,051
CIT Group, Inc.	24,843	1,323,387
Citigroup, Inc.	82,869	5,858,838
JPMorgan Chase & Co.	36,531	4,239,423
Wells Fargo & Company	23,015	1,114,156

Capital markets 5.7%
Morgan Stanley	78,057	3,766,250
The Goldman Sachs Group, Inc.	15,255	3,141,310

Consumer finance 4.3%
American Express Company	31,275	3,666,368
Synchrony Financial	43,469	1,507,070

2 JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Diversified financial services 1.5%
Berkshire Hathaway, Inc., Class B (A)	8,458	$1,832,933

Health care 13.8%		16,607,949

Biotechnology 2.9%
Amgen, Inc.	3,528	632,641
Biogen, Inc. (A)	6,305	1,445,358
Gilead Sciences, Inc.	21,262	1,382,880

Health care equipment and supplies 6.7%
Danaher Corp.	37,092	4,912,464
Hologic, Inc. (A)	28,026	1,299,846
Zimmer Biomet Holdings, Inc.	14,914	1,836,808

Pharmaceuticals 4.2%
Allergan PLC	18,342	2,696,274
Merck & Company, Inc.	30,513	2,401,678

Industrials 11.1%		13,341,765

Aerospace and defense 4.1%
L3 Technologies, Inc.	7,217	1,577,492
United Technologies Corp.	23,411	3,338,643

Industrial conglomerates 1.7%
General Electric Company	197,039	2,003,887

Machinery 2.0%
Parker-Hannifin Corp.	11,304	2,046,928
The Manitowoc Company, Inc. (A)	24,434	436,391

Road and rail 2.2%
Union Pacific Corp.	14,716	2,605,321

Trading companies and distributors 1.1%
United Rentals, Inc. (A)	9,460	1,333,103

Information technology 14.0%		16,912,469

Communications equipment 1.7%
Cisco Systems, Inc.	36,533	2,044,021

IT services 1.0%
Cognizant Technology Solutions Corp., Class A	16,604	1,211,428

Semiconductors and semiconductor equipment 0.6%
Analog Devices, Inc.	6,501	755,676

Software 6.2%
Microsoft Corp.	39,490	5,157,394
Oracle Corp.	41,569	2,300,013

Technology hardware, storage and peripherals 4.5%
Apple, Inc.	21,372	4,288,719
Samsung Electronics Company, Ltd.	29,382	1,155,218

Materials 1.8%		2,156,434

Chemicals 1.8%
LyondellBasell Industries NV, Class A	24,441	2,156,434

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND 3

	Par value^	Value
Short-term investments 0.0%		$43,000
(Cost $43,000)

Repurchase agreement 0.0%		43,000

Barclays Tri-Party Repurchase Agreement dated 4-30-19 at 2.700% to be repurchased at $43,003 on 5-1-19, collateralized by $43,503 U.S. Treasury Inflation Indexed Notes, 0.625% due 7-15-21 (valued at $43,932, including interest)	43,000	43,000

Total investments (Cost $96,607,401) 99.7%		$120,153,726
Other assets and liabilities, net 0.3%		312,492
Total net assets 100.0%		$120,466,218

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.

4 JOHN HANCOCK FUNDAMENTAL LARGE CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2019, by major security category or type:

	Total value at 4-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$7,596,284	$7,596,284	—	—
Consumer discretionary	10,799,921	10,799,921	—	—
Consumer staples	9,749,360	4,152,778	$5,596,582	—
Energy	10,980,758	10,980,758	—	—
Financials	31,965,786	31,965,786	—	—
Health care	16,607,949	16,607,949	—	—
Industrials	13,341,765	13,341,765	—	—
Information technology	16,912,469	15,757,251	1,155,218	—
Materials	2,156,434	2,156,434	—	—
Short-term investments	43,000	—	43,000	—

Total investments in securities	$120,153,726	$113,358,926	$6,794,800	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

5

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Fundamental Large Cap Value Fund.	374Q3 04/19 6/19